Corporate information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 20, 2023	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Summary of Subsidiaries
Net loss		¥ (449,967)	$ (64,345)	¥ (914,442)	¥ (1,307,150)
Accumulated losses | ¥		(179,138,000)
Working capital deficit | ¥		¥ (909,100)
Existing bank borrowings, period		12 months	12 months
Bottom of range [member]
Summary of Subsidiaries
Working capital (in Dollars) | $						$ 15,000
Top of range [member]
Summary of Subsidiaries
Working capital (in Dollars) | $						$ 20,000
Sinopowe Holdings International Co Limited [Member]
Summary of Subsidiaries
Proportion of ownership interest in subsidiary	89.999%
Ordinary shares [member] | Newlink Technology Limited [Member]
Summary of Subsidiaries
Proportion of ownership interest in subsidiary		51.77%	51.77%